Equity - Stock Options (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $	$ 5,900,000	$ 1,900,000	$ 2,200,000
Number of Shares
Outstanding at the beginning of period	2,061,323	1,424,044	1,561,542
Modification (in shares)		119,121
Granted (in shares)		638,856
Exercised (in shares)	(115,285)	(120,698)	(115,673)
Forfeited (in shares)			(21,825)
Outstanding at the end of period	1,946,038	2,061,323	1,424,044	1,561,542
Exercisable (in shares)	1,466,892
Weighted Average Exercise Price
Outstanding at the beginning of period (in dollars per share) | $ / shares	$ 9.52	$ 9.73	$ 9.49
Exercised (in dollars per share) | $ / shares	8.67	11.58	9.80
Forfeited (in dollars per share) | $ / shares			10.97
Granted (in dollars per share) | $ / shares		12.52
Outstanding at the end of period (in dollars per share) | $ / shares	9.57	$ 9.52	$ 9.73	$ 9.49
Exercisable (in dollars per share) | $ / shares	$ 8.60
Weighted Average remaining Contractual Term
Outstanding at the end of period (in years)	5 years 6 months	6 years 4 months 24 days	5 years 9 months 18 days	6 years 8 months 12 days
Exercisable at the end of period (in years)	4 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding at the beginning of period (in dollars) | $	$ 6,183,786	$ 2,825,771	$ 1,652,529
Exercised (in dollars) | $		517,683	517,628
Outstanding at the end of period (in dollars) | $	12,098,084	$ 6,183,786	$ 2,825,771	$ 1,652,529
Exercisable (in dollars) | $	10,535,508
Proceeds from exercise of stock options | $	$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	2 years
Weighted-average fair value at grant date (in dollars per share) | $ / shares	$ 4.64		$ 8.00
Non vested options
Non vested options at the beginning of period (in shares)	638,856		642,563
Vested (in shares)	(159,710)		(620,738)
Forfeited (in shares)			(21,825)
Granted (in shares)		638,856
Non vested options at the end of period (in shares)	479,146	638,856		642,563
Non vested options - Weighted average grant-date fair value
Non vested options at the beginning of period (in dollars per share) | $ / shares	$ 4.64		$ 8.33
Vested (in dollars per share) | $ / shares	4.64		8.00
Forfeited (in dollars per share) | $ / shares			$ 8.81
Granted (in dollars per share) | $ / shares		$ 4.64
Non vested options at the end of period (in dollars per share) | $ / shares	$ 4.64	$ 4.64		$ 8.33
Additional Disclosures [Abstract]
Exercised (in shares)	(115,285)	(120,698)	(115,673)
Proceeds from Stock Options Exercised | $	$ 100,000
Payments for purchase of treasury shares | $	$ 3,600,000	$ 1,100,000	$ 1,600,000
Stock options
Number of Shares
Exercised (in shares)	2,501	1,250
Aggregate Intrinsic Value
Proceeds from exercise of stock options | $	$ 100,000	$ 100,000
Additional Disclosures [Abstract]
Exercised (in shares)	2,501	1,250
Proceeds from Stock Options Exercised | $	$ 100,000	$ 100,000
Number of treasury shares purchased	79,888	89,311	87,963
Payments for purchase of treasury shares | $	$ 400,000	$ 1,000,000	$ 1,000,000
Number of options in cash-less exercise	108,008	120,698	115,673
Excess tax benefits from stock option exercises | $	$ 1,000,000	$ 1,000,000	$ 35,000
Unvested stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $			$ 400,000
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in number of outstanding stock options pursuant to anti-dilutive provisions of plan (percentage)		0.08
2009 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Decrease in exercise price of outstanding stock options pursuant to anti-dilutive provisions of plan (percentage)		0.15
2009 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Decrease in exercise price of outstanding stock options pursuant to anti-dilutive provisions of plan (percentage)		0.20
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)		6 years 3 months
Expected volatility		34.00%
Risk-free rate		1.93%
Weighted-average fair value at grant date (in dollars per share) | $ / shares		$ 4.64
Non vested options - Weighted average grant-date fair value
Vested (in dollars per share) | $ / shares		$ 4.64